Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net earnings		$ 324	$ 765	$ 677	$ 1,121
Other comprehensive (loss) income
Unrealized foreign currency translation (losses) gains	[1]	(545)	(257)	657	(523)
Other	[2]	(1)	0	(22)	0
Other comprehensive (loss) income		(546)	(257)	635	(523)
Comprehensive (loss) income		(222)	508	1,312	598
Comprehensive (loss) income attributable to:
Non-controlling interests		(26)	(2)	124	(7)
Preference equity shareholders		17	17	33	34
Common equity shareholders		(213)	493	1,155	571
Comprehensive (loss) income		$ (222)	$ 508	$ 1,312	$ 598

[1]	Net of hedging activities and income tax (expense) recovery of $(6) million and $6 million for the three and six months ended June 30, 2020, respectively (three and six months ended June 30, 2019 - $(4) million and $(9) million, respectively)
[2]	Net of income tax recovery of $nil and $9 million for the three and six months ended June 30, 2020, respectively (three and six months ended June 30, 2019 - $nil and $nil, respectively)